Accounts Receivable, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Net
Accounts receivable	$ 1,457		$ 1,457		$ 1,236	$ 1,187
Less: Allowance for doubtful accounts	(35)		(35)		(35)	(30)
Accounts receivable, net	1,422		1,422		$ 1,201	$ 1,157
Bad debt provision	$ 0	$ 0	$ 0	$ 0